Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets :
Operating lease asstes	$ 720
current
Operating lease liabilities	551
Long term
Operating lease liabilities	$ 289
Weighted Average Discount Rate
Vehicles	3.50%
Facilities rent	3.50%
Minimum [Member]
Remaining Lease Term
Vehicles	4 months 9 days
Facilities rent	1 year 3 months 29 days
Maximum [Member]
Remaining Lease Term
Vehicles	2 years 3 months 29 days
Facilities rent	3 years 3 months 29 days